UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

DWS Equity Partners Fund, Inc.

Investment Company Act file number 811-08886

DWS Equity Partners Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette

Secretary

One Beacon Street

Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 05/31

Date of reporting period: 7/1/08-6/30/09

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08886
Reporting Period: 07/01/2008 - 06/30/2009
DWS Equity Partners Fund, Inc.

======================= A   DWS EQUITY PARTNERS FUND, INC. =====================

CAPITOL FEDERAL FINANCIAL

Ticker:       CFFN           Security ID:  14057C106
Meeting Date: JAN 14, 2009   Meeting Type: Annual
Record Date:  NOV 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director B.B. Andersen           For       For          Management
1.2   Elect  Director Morris J. Huey, II      For       For          Management
2     Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

GENERAL MILLS, INC.

Ticker:       GIS            Security ID:  370334104
Meeting Date: SEP 22, 2008   Meeting Type: Annual
Record Date:  JUL 24, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bradbury H. Anderson     For       For          Management
2     Elect Director Paul Danos               For       For          Management
3     Elect Director William T. Esrey         For       For          Management
4     Elect Director Raymond V. Gilmartin     For       For          Management
5     Elect Director Judith Richards Hope     For       For          Management
6     Elect Director Heidi G. Miller          For       For          Management
7     Elect Director Hilda Ochoa-Brillembourg For       For          Management
8     Elect Director Steve Odland             For       For          Management
9     Elect Director Kendall J. Powell        For       For          Management
10    Elect Director Lois E. Quam             For       For          Management
11    Elect Director Michael D. Rose          For       For          Management
12    Elect Director Robert L. Ryan           For       For          Management
13    Elect Director Dorothy A. Terrell       For       For          Management
14    Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

PARKER-HANNIFIN CORP.

Ticker:       PH             Security ID:  701094104
Meeting Date: OCT 22, 2008   Meeting Type: Annual
Record Date:  AUG 29, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William E. Kassling      For       For          Management
1.2   Elect Director Joseph M. Scaminace      For       For          Management
1.3   Elect Director Wolfgang R. Schmitt      For       For          Management
2     Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

SYNOVUS FINANCIAL CORP.

Ticker:       SNV            Security ID:  87161C105
Meeting Date: DEC 17, 2008   Meeting Type: Special
Record Date:  OCT 31, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Authorize New Class of Preferred Stock  For       For          Management
2     Amend Bylaws to Authorize Board of      For       For          Management
      Directors to Fix Board Size

--------------------------------------------------------------------------------

TEVA PHARMACEUTICAL INDUSTRIES LTD.

Ticker:       TEVA           Security ID:  881624209
Meeting Date: SEP 25, 2008   Meeting Type: Special
Record Date:  AUG 18, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Joseph (Yosi) Nitzani as External For       For          Management
      Director

--------------------------------------------------------------------------------

TRANSOCEAN INC.

Ticker:       RIG            Security ID:  G90073100
Meeting Date: DEC 8, 2008    Meeting Type: Special
Record Date:  OCT 27, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     APPROVAL OF THE MERGER TRANSACTION TO   For       For          Management
      BE EFFECTED BY THE SCHEMES OF
      ARRANGEMENT, ATTACHED TO THE
      ACCOMPANYING PROXY STATEMENT AS ANNEX
      B.
2     APPROVAL OF THE MOTION TO ADJOURN THE   For       For          Management
      MEETING TO A LATER DATE TO SOLICIT
      ADDITIONAL PROXIES IF THERE ARE
      INSUFFICIENT VOTES AT THE TIME OF THE
      MEETING TO APPROVE THE MERGER
      TRANSACTION.

========== END NPX REPORT

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DWS Equity Partners Fund, Inc.

By (Signature and Title)* /s/Michael G. Clark

Michael G. Clark, Chief Executive Officer

Date 8/17/09

* Print the name and title of each signing officer under his or her signature.